Stock Based Compensation (Details 3) (USD $)	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested Roll Forward
Unvested at June 1	529,334
Restricted stock granted	191,964	220,391	214,435
Restricted stock vested	(239,716)
Restricted stock forfeited	(1,425)
Unvested at May 31	480,157	529,334
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested Weighted Average Grant Date Fair Value [Abstract]
Unvested at June 1	$ 80.86
Restricted stock granted	$ 100.80	$ 85.45	$ 88.95
Restricted stock vested	$ 75.48
Restricted stock forfeited	$ 100.46
Unvested at May 31	$ 91.46	$ 80.86